As filed with the Securities and Exchange Commission on August 26, 2003
                                     Investment Company Act file number 811-8054




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                              Delafield Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: 12/31

Date of reporting period: June 30, 2003

Item 1: Report to Stockholders

--------------------------------------------------------------------------------

DELAFIELD                                 600 FIFTH AVENUE, NEW YORK, N.Y. 10020
FUND, INC.                                (212)830-5200

================================================================================






Dear Shareholder:



We are pleased to present the semi-annual report of Delafield Fund, Inc. for the period January 1, 2003 through June 30, 2003.

The Delafield Fund's net asset value per share on June 30, 2003 was $21.11 as compared to $18.23 at December 31, 2002. The Fund had net assets of $165,783,794 and 1,427 active shareholders. The Fund registered an increase of 15.8% during the first-half year. The Fund held 47 companies, with the top ten holdings accounting for 33% of total net assets overall. Equity investments comprised 80% of the $165.8 million portfolio on June 30, 2003.

We thank you for your support and look forward to serving your needs.




Sincerely,



\s\J. Dennis Delafield                             \s\Vincent Sellecchia



J. Dennis Delafield                                Vincent Sellecchia
Chairman                                           President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2003
(UNAUDITED)
================================================================================

                                                                                                      Value
Common Stocks (80.23%)                                                        Shares                 (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Building (1.77%)
Walter Industries, Inc.                                                       250,000           $     2,937,500
                                                                                                ---------------

Business Services (0.52%)
MPS Group, Inc.*                                                              125,000                   860,000
                                                                                                ---------------

Chemicals (9.45%)
Calgon Carbon Corporation                                                     100,000                   575,000
Cambrex Corporation                                                            85,000                 1,956,700
Engelhard Corporation                                                         225,000                 5,573,250
FMC Corporation*                                                              125,000                 2,828,750
Ferro Corporation                                                             145,000                 3,266,850
Minerals Technologies Inc.                                                     30,000                 1,459,800
                                                                                                ---------------
                                                                                                     15,660,350
                                                                                                ---------------
Computer & Computer Services (1.11%)
Unisys Corporation*                                                           150,000                 1,842,000
                                                                                                ---------------

Consumer Products & Services (10.30%)
Furniture Brands International, Inc.*                                         275,000                 7,177,500
ProQuest Company*                                                             250,000                 6,450,000
(The) Stanley Works                                                           125,000                 3,450,000
                                                                                                ---------------
                                                                                                     17,077,500
                                                                                                ---------------
Energy (2.73%)
Devon Energy Corporation                                                       20,000                 1,068,000
EnCana Corporation                                                             50,000                 1,918,500
Forest Oil Corporation*                                                        35,000                   879,200
Pioneer Natural Resources Company*                                             25,000                   652,500
                                                                                                ---------------
                                                                                                      4,518,200
                                                                                                ---------------
Financial Products & Services (3.78%)
Harland (John H.) Company                                                     175,000                 4,578,000
Moore Wallace Incorporated*                                                   115,000                 1,688,200
                                                                                                ---------------
                                                                                                      6,266,200
                                                                                                ---------------
Food Processing (2.76%)
International Multifoods Corporation*                                         200,000                 4,582,000
                                                                                                ---------------



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

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================================================================================

                                                                                                      Value
Common Stocks (Continued)                                                     Shares                 (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Industrial Distribution (2.81%)
MSC Industrial Direct Company, Inc.*                                          260,000           $     4,654,000
                                                                                                ---------------

Industrial Products (15.78%)
AMETEK, Inc.                                                                  115,000                 4,214,750
Esterline Technologies Corporation*                                            50,000                   870,500
Flowserve Corporation*                                                        115,000                 2,262,050
Honeywell International Inc.                                                  200,000                 5,370,000
Kennametal Inc.                                                               130,000                 4,399,200
(The) Manitowac Company, Inc.                                                 150,000                 3,345,000
Navistar International Corporation*                                           100,000                 3,263,000
UNOVA, Inc.*                                                                  220,000                 2,442,000
                                                                                                ---------------
                                                                                                     26,166,500
                                                                                                ---------------
Instrumentation (10.44%)
Apogent Technologies Inc.*                                                    150,000                 3,000,000
Bruker Daltonics Inc.*                                                         55,000                   293,150
Harvard Bioscience, Inc.*                                                     263,000                   999,400
Mettler-Toledo International Inc.*                                             75,000                 2,748,750
Thermo Electron Corporation*                                                  350,000                 7,357,000
Waters Corporation*                                                           100,000                 2,913,000
                                                                                                ---------------
                                                                                                     17,311,300
                                                                                                ---------------
Real Estate (2.29%)
Kimco Realty Corporation                                                      100,000                 3,790,000
                                                                                                ---------------

Retail (5.08%)
Dillard's, Inc.                                                               100,000                 1,347,000
Foot Locker, Inc.                                                             203,000                 2,689,750
Jones Apparel Group, Inc.*                                                     60,000                 1,755,600
RadioShack Corporation                                                        100,000                 2,631,000
                                                                                                ---------------
                                                                                                      8,423,350
                                                                                                ---------------
Technology (5.88%)
FileNet Corporation*                                                          225,000                 4,059,000
International Rectifier Corporation*                                          100,000                 2,682,000
NCR Corporation*                                                               75,000                 1,921,500
Optimal Robotics Corporation*                                                 150,000                 1,093,500
                                                                                                ---------------
                                                                                                      9,756,000
                                                                                                ---------------



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2003
(UNAUDITED)
================================================================================

                                                                                                     Value
Common Stocks (Continued)                                                     Shares                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous (5.53%)
Acuity Brands, Inc.                                                            75,000           $     1,362,750
Florida East Coast Industries, Inc.                                           100,000                 2,555,000
Thomas Industries Inc.                                                        100,000                 2,705,000
Yellow Corporation*                                                           110,000                 2,546,500
                                                                                                ---------------
                                                                                                      9,169,250
                                                                                                ---------------

Total Common Stocks (Cost $100,052,535)                                                         $   133,014,150
                                                                                                ---------------



Short-Term Investments (19.13%)                                             Face                     Value
Repurchase Agreements (19.13%)                                             Amount                   (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Securities Inc., 1.08%, due 07/01/03,
Repurchase proceeds $31,704,951 (Collateralized by $28,180,000,
U.S. Treasury Bill, 0.000%, due 07/10/03, value $639,814;
U.S. Treasury Note, 5.625%, due 05/15/08, value $31,701,052)             $31,704,000                 31,704,000
                                                                                                ---------------
Total Short-Term Investments (Cost $31,704,000)                                                 $    31,704,000
                                                                                                ---------------
Total Investments (99.36%) (Cost $131,756,535+)                                                     164,718,150
Cash and Other Assets, Net of Liabilities (0.64%)                                                     1,065,644
                                                                                                ---------------
Net Assets (100.00%), 7,854,007 Shares Outstanding                                              $   165,783,794
                                                                                                ===============
Net asset value, offering and redemption price per share:                                       $         21.11
                                                                                                ===============



*    Non-income producing.

+ Aggregate cost for federal income tax purposes is $131,974,768. Aggregate gross unrealized appreciation and depreciation are, based on cost for federal income tax purposes, $32,866,164 and $122,782, respectively, resulting in net appreciation of $32,743,382.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)
================================================================================




INVESTMENT INCOME
Income:
   Interest.....................................................................        $      106,823
   Dividends (Net of $1,557 foreign tax withheld)...............................               500,470
                                                                                         -------------
      Total income..............................................................               607,293
                                                                                         -------------
Expenses: (Note 2)
   Investment management fee....................................................               578,359
   Administration fee...........................................................               151,819
   Shareholder servicing fee....................................................                73,897
   Custodian expenses...........................................................                 5,498
   Shareholder servicing and related shareholder expenses.......................                67,615
   Legal, compliance and filing fees............................................                45,064
   Audit and accounting.........................................................                64,427
   Directors' fees and expenses.................................................                 7,644
   Other........................................................................                 2,948
                                                                                         -------------
      Total expenses............................................................               997,271
      Less: Expenses paid indirectly............................................        (           13)
            Fees Waived.........................................................        (       57,807)
                                                                                         -------------
      Net expenses..............................................................               939,451
                                                                                         -------------
Net investment income (loss)....................................................        (      332,158)
                                                                                         -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................................             3,857,987
Net change in unrealized appreciation (depreciation) of investments.............            18,448,918
                                                                                         -------------
      Net gain (loss) on investments............................................            22,306,905
                                                                                         -------------
Increase (decrease) in net assets from operations...............................        $   21,974,747
                                                                                         =============




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================


                                                                         Six Months
                                                                            Ended                      Year
                                                                        June 30, 2003                 Ended
                                                                         (Unaudited)             December 31, 2002
                                                                          ---------              -----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:

 Net investment income (loss)......................................    $(      332,158)           $(      170,760)

 Net realized gain (loss) on investments...........................          3,857,987             (      372,933)

 Net change in unrealized appreciation (depreciation)..............         18,448,918             (   18,202,002)
                                                                        --------------              -------------

  Increase (decrease) in net assets from operations................         21,974,747             (   18,745,695)

Net (decrease) from:

 Capital share transactions (Note 3)...............................    (       472,357)            (   37,019,682)
                                                                        --------------              -------------

  Total increase (decrease)........................................         21,502,390             (   55,765,377)

Net Assets:

 Beginning of period...............................................        144,281,404                200,046,781
                                                                        --------------             --------------

 End of period.....................................................    $   165,783,794            $   144,281,404
                                                                        ==============             ==============



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1.   Summary of Accounting Policies

Delafield Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -

     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last reported sales price on the last business day of the fiscal period. Securities for which no sale was reported on that date, are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b)   Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income and short-term capital gain are taxable to shareholders as ordinary income.

     c)   Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     d)   General -

     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities plus accrued interest are sufficient to cover the value of the repurchase agreements.

2.   Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, adopted on April 24, 2003, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at an annual rate of 0.80% on the first $250 million of net assets of the Fund; 0.75% on the next $250 million of net assets of the Fund; and 0.70% on all net assets of the Fund over $500 million. Prior to April 24, 2003 the Fund was paying the Manager a fee equal to 0.80% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
     (Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted on April 24, 2003, under Securities Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a service fee equal to .25% per annum of the Fund's average daily net assets. Prior to April 24, 2003 there was no Distribution or Shareholder Servicing Agreements in place. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended June 30, 2003, the Distributor voluntarily waived Shareholder Servicing fees of $57,807.

Brokerage commissions paid during the period to Reich & Tang Distributors, Inc., amounted to $83,565.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $500 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $36,428 paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund.

Also included under the same caption are expense offsets of $3.

Included in the Statement of Operations under the caption "Custodian Expenses" are expense offsets of $10.

3. Capital Stock


At  June  30,  2003,  20,000,000,000  shares  of  $.001  par  value  stock  were authorized. Net assets at June 30, 2003, are comprised as follows:
Paid in capital................................        $    129,797,012
Accumulated net realized gain (loss)...........               3,357,324
Accumulated net investment income (loss).......        (        332,158)
Net unrealized appreciation (depreciation).....              32,961,616
                                                       ----------------
        Net assets.............................             165,783,794
                                                       ================

Effective May 1, 2002, the Fund began assessing a 2.0% fee on the redemption of shares held 90 days or less to help offset transaction costs. The amount of capital stock redeemed in the table below is net of redemption fees paid to the Fund. For the period ended June 30, 2003, and the year ended December 31, 2002, redemption fees totaled $69,916 and $124,860, respectively.

Transactions in capital stock were as follows:

                                                   Six Months                               Year
                                                      Ended                                 Ended
                                                  June 30, 2003                       December 31, 2002
                                         -----------------------------         -------------------------------
                                             Shares          Amount                 Shares           Amount
                                         -------------    ------------         -------------     -------------

Sold..................................        850,585      $16,223,691             7,043,338      $145,172,693
Issued on reinvestment of dividends...            -0-              -0-                   -0-               -0-
Redeemed..............................   (    909,560)    ( 16,696,048)        (   9,286,442)    ( 182,192,375)
                                          -----------      -----------          ------------      ------------
Net (decrease)........................   (     58,975)    ($   472,357)        (   2,243,104)    ($ 37,019,682)
                                          ===========      ===========          ============      ============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

4. Investment Transactions

Purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $41,052,203 and $63,190,856, respectively.

At December 31, 2002, the Fund had tax basis capital losses of $257,238 which may be carried forward to offset future capital gains. Such losses expire through 2010.

5. Financial Highlights


                                           Six Months                                   Year Ended
                                              Ended                                     December 31,
                                          June 30, 2003      -----------------------------------------------------------------
                                           (Unaudited)         2002          2001          2000          1999          1998
                                            ---------        ---------     ---------     ---------     ---------     ---------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)

Net asset value, beginning of period.....   $  18.23         $  19.70      $  15.80      $  14.07      $  13.06      $  14.88
                                            ---------        ---------     ---------     ---------     ---------     ---------
Income from investment operations:
   Net investment income.................   (   0.02 )       (   0.02 )        0.06          0.07          0.09          0.12
Net realized and unrealized
   gains (losses) on investments.........       2.89         (   1.46 )        5.02          1.89          1.01      (   1.82 )
                                            ---------         --------     ---------     ---------     ---------      --------
Total from investment operations.........       2.87         (   1.48 )        5.08          1.96          1.10      (   1.70 )
                                            ---------         --------     ---------     ---------     ---------      --------
Redemption fees received.................       0.01             0.01         --            --            --            --
                                            ---------        ---------     ---------     ---------     ---------     ---------
Less distributions:
   Dividends from net investment income..      --               --         (   0.06 )    (   0.07 )    (   0.09 )    (   0.12 )
   Distributions from net realized gains
     on investments......................      --               --         (   1.12 )    (   0.16 )       --            --
                                            ---------        ---------      --------      --------     ---------     ---------
Total distributions......................      --               --         (   1.18 )    (   0.23 )    (   0.09 )    (   0.12 )
                                            ---------        ---------      --------      --------      --------      --------
Net asset value, end of period...........   $  21.11         $  18.23      $  19.70      $  15.80      $  14.07      $  13.06
                                            =========        =========     =========     =========     =========     =========
Total Return.............................      15.80%(a)     (   7.46%)       32.18%        13.98%         8.40%     (  11.47%)
Ratios/Supplemental Data
Net assets, end of period (000)..........   $ 165,784        $ 144,281     $ 200,047     $  98,715     $  85,528     $ 103,730
Ratios to average net assets:
   Expenses, net of fees waived (b)......       1.30% (c)        1.20%         1.25%         1.28%         1.25%         1.24%
   Net investment income.................   (   0.46%)(c)    (   0.09%)        0.33%         0.52%         0.56%         0.83%
   Shareholder servicing fees waived.....       0.08% (c)        0.00%         0.00%         0.00%         0.00%         0.16%
   Expenses paid indirectly..............       0.00% (c)        0.00%         0.01%         0.00%         0.00%         0.00%
Portfolio turnover rate..................      32.08%           79.31%        98.26%        99.53%       105.37%        81.56%


(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized





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

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================


                                           Directors and Officers Information
                                                     June 30, 2003+


---------------------- --------------- -------------- --------------------------- --------------------- --------------------

                         Position(s)      Term of           Principal                 Number of                Other
   Name, Address1,        Held with      Office and        Occupation(s)          Portfolios in Fund       Directorships
       and Age              Fund         Length of         During Past                 Complex                held by
                                        Time Served          5 Years                 Overseen by              Director
                                                                                  Director or Officer
---------------------- --------------- -------------- --------------------------  --------------------- --------------------
Disinterested Directors:
---------------------- --------------- -------------- --------------------------  --------------------- --------------------
Dr. W. Giles Mellon,       Director         1993       Professor Emeritus of      Director/Trustee of           N/A
Age 72                                                 Business Administration    ten other portfolios
                                                       in the Graduate School
                                                       of Management, Rutgers
                                                       University.
---------------------- --------------- -------------- --------------------------  --------------------- --------------------
Robert Straniere, Esq.,    Director         1993       Owner, Straniere Law       Director/Trustee of         WPG Funds
Age 62                                                 Firm since 1980, NYS       ten other portfolios          Group
                                                       Assemblyman since 1981
                                                       and counsel at Fisher,
                                                       Fisher & Berger since
                                                       1995.
---------------------- --------------- -------------- --------------------------  --------------------- --------------------
Dr. Yung Wong,             Director         1993       Managing Director of       Director/Trustee of           N/A
Age 64                                                 Abacus Associates, an      ten other portfolios
                                                       investment firm, since
                                                       1996.
---------------------- --------------- -------------- --------------------------  --------------------- --------------------



+ The Statement of Additional Information includes additional information about Delafield Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at 1-800-221-3079.

1 The address for each of the above directors/officers of the fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.








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

--------------------------------------------------------------------------------





================================================================================

                                       Directors and Officers Information
                                           June 30, 2003+ (continued)


---------------------- --------------- -------------- ------------------------------------------------- --------------------

                         Position(s)      Term of           Principal                 Number of              Other
   Name, Address1,        Held with      Office and        Occupation(s)          Portfolios in Fund     Directorships
       and Age              Fund         Length of         During Past                 Complex              held by
                                        Time Served          5 Years                 Overseen by           Director
                                                                                  Director or Officer
---------------------- --------------- -------------- --------------------------- --------------------- --------------------
Interested Directors/Officers:
---------------------- --------------- -------------- --------------------------- --------------------- --------------------
J. Dennis Delafield,     Chairman, CEO      1993       Managing Director of        No other portfolios        N/A
Age 67                   and Director2                 Reich & Tang Asset
                                                       Management, LLC ("RTAM,
                                                       LLC"), a registered
                                                       Investment Advisor.
                                                       Associated with RTAM, LLC
                                                       since 1991.
---------------------- --------------- -------------- --------------------------- --------------------- --------------------
Richard De Sanctis,      Treasurer and      1992       Executive Vice President,   Officer of fifteen         N/A
Age 46                   Assitant                      CFO and Treasurer of        other portfolios
                         Secretary                     RTAM, LLC. Associated
                                                       with RTAM, LLC since 1990.
---------------------- --------------- -------------- --------------------------- --------------------- --------------------
Steven W. Duff,          Executive Vice     1994       Manager and President of    Director/Trustee           N/A
Age 49                   President                     RTAM, LLC.  Associated      and/or Officer of
                                                       with RTAM, LLC since 1994.  fifteen other
                                                                                   portfolios
---------------------- --------------- -------------- --------------------------- --------------------- --------------------
Molly Flewharty,         Vice President     1987       Senior Vice President of    Officer of fifteen         N/A
Age 52                                                 RTAM, LLC.  Associated      other portfolios
                                                       with RTAM, LLC since 1977.
---------------------- --------------- -------------- --------------------------- --------------------- --------------------
Rosanne Holtzer,         Secretary and      1998       Senior Vice President of    Officer of fifteen         N/A
Age 38                   Assistant                     RTAM, LLC.  Associated      other portfolios
                         Treasurer                     with RTAM, LLC since 1986.

---------------------- --------------- -------------- --------------------------- --------------------- --------------------
Cleo Piperis,            Vice President     2001       Account Administrator of    No other portfolios        N/A
Age 27                                                 the Delafield Asset
                                                       Management Division of
                                                       RTAM, LLC.  Associated
                                                       with RTAM, LLC since 1993.
---------------------- --------------- -------------- --------------------------- --------------------- --------------------
Vincent Sellecchia,      President          1993       Managing Director           No other portfolios        N/A
Age 51                                                 of RTAM, LLC.  Associated
                                                       with RTAM, LLC since 1991.
---------------------- --------------- -------------- --------------------------- --------------------- --------------------



+ The Statement of Additional Information includes additional information about Delafield Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at 1-800-221-3079.

1 The address for each of the above directors/officers of the fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 J. Dennis Delafield is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, APRIL 24, 2003
(UNAUDITED)

================================================================================




A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on April 24, 2003. The purpose of the meeting was to approve the amendment of the Fund's Distribution and Service Plan to implement the payment of a service fee by the Fund of 0.25% of the Fund's average daily net assets through a Shareholder Servicing Agreement with the Fund's distributor. No other business was transacted at the meeting.


The results of the voting at the Special Meeting are as follows:



     1. To approve an amendment to the Fund's Distribution and Service Plan to implement the payment of a service fee by the Fund.

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
     -------------------------------------------------------------------------------------------------------------

         For                              4,561,063.031                   57.80%                     90.95%
         Against                            418,600.544                    5.30%                      8.35%
         Abstain                             35,211.929                    0.45%                      0.70%

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------



Delafield Fund, Inc.

   600 Fifth Avenue
   New York, New York 10020

Manager

   Reich & Tang Asset Management, LLC
   600 Fifth Avenue
   New York, New York 10020

Custodian

   The Bank of New York
   100 Church Street, 10th Floor
   New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent

   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020



(GRAPHIC OMITTED)



DEL603S

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                                              June 30, 2003

                                                        Delafield Fund, Inc.


                                                          (GRAPHIC OMITTED)












                                                                SEMI-ANNUAL
                                                                (Unaudited)


















--------------------------------------------------------------------------------
Item 2:    Code of Ethics

Not applicable at this time.

Item 3:    Audit Committee Financial Expert

Not applicable at this time.

Item 4:    Principal Accountant Fees and Services

Not applicable at this time.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Reserved

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:    Reserved

Item 9:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 10:   Exhibits

(a)(1)   Not applicable at this time.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.